PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Land	$ 25,000	$ 25,000	$ 0
Buildings and improvements	86,473	86,473	0
Machinery and equipment	376,503	376,503	0
Vehicles	56,835	56,835	0
Office furniture and equipment	5,512	5,512	0
Software	16,754	16,754	0
Property and equipment, gross	567,077	567,077	0
Less accumulated depreciation	(239,999)	(80,981)	0
Property and equipment, net	$ 327,078	$ 486,096	$ 0